Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share - Earnings per share [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings (Loss) Per Share (Details) - Schedule of computation of basic and diluted loss per common share [Line Items]
Net (Loss) Income Attributable to Roan Holding Group Co., Ltd.’s shareholders	$ (351,947)	$ 371,091	$ (1,692,654)
Weighted average number of ordinary share outstanding
Basic and Diluted	25,287,851	25,287,851	25,287,851
(Loss) Earnings per share
Net (loss) income per share from continuing operations – Basic and Diluted	$ (0.01)	$ 0.01	$ (0.07)